Reporting Entity - Summary of Consolidated Subsidiaries (Parenthetical) (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2018 KRW (₩)
LG Display Vietnam Haiphong Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Cash contribution for capital increase in consolidated subsidiaries	₩ 212,600
Percentage of ownership	100.00%
LG DISPLAY FUND I LLC [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	100.00%
LG Display High-Tech (China) Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	69.00%
Money market trust [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	100.00%
Acquired value	₩ 24,501